Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LOOMIS SAYLES FUNDS II
Entity Central Index Key	0000872649
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
C000018231
Shareholder Report [Line Items]
Fund Name	Loomis Sayles High Income Fund
Class Name	Class A
Trading Symbol	NEFHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles High Income Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$48	0.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 89,901,598
Holdings Count | Holding	349
Advisory Fees Paid, Amount	$ 92,233
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$89,901,598
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)349
  Portfolio Turnover Rate50%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$92,233

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	37.1%
Short-Term Investments	5.1%
Healthcare	3.3%
Retailers	3.4%
Lodging	3.5%
Automotive	3.5%
Metals & Mining	3.6%
Media Entertainment	4.0%
Independent Energy	4.0%
Property & Casualty Insurance	4.9%
Midstream	6.3%
Cable Satellite	9.1%
Technology	12.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	4.0
Not ratedFootnote Reference^	4.6
CC	0.4
CCC	4.2
B	28.2
BB	57.0
BBB	1.7
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018233
Shareholder Report [Line Items]
Fund Name	Loomis Sayles High Income Fund
Class Name	Class C
Trading Symbol	NEHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles High Income Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$85	1.70%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.70%
AssetsNet	$ 89,901,598
Holdings Count | Holding	349
Advisory Fees Paid, Amount	$ 92,233
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$89,901,598
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)349
  Portfolio Turnover Rate50%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$92,233

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	37.1%
Short-Term Investments	5.1%
Healthcare	3.3%
Retailers	3.4%
Lodging	3.5%
Automotive	3.5%
Metals & Mining	3.6%
Media Entertainment	4.0%
Independent Energy	4.0%
Property & Casualty Insurance	4.9%
Midstream	6.3%
Cable Satellite	9.1%
Technology	12.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	4.0
Not ratedFootnote Reference^	4.6
CC	0.4
CCC	4.2
B	28.2
BB	57.0
BBB	1.7
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000175112
Shareholder Report [Line Items]
Fund Name	Loomis Sayles High Income Fund
Class Name	Class N
Trading Symbol	LSHNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles High Income Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$33	0.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 89,901,598
Holdings Count | Holding	349
Advisory Fees Paid, Amount	$ 92,233
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$89,901,598
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)349
  Portfolio Turnover Rate50%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$92,233

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	37.1%
Short-Term Investments	5.1%
Healthcare	3.3%
Retailers	3.4%
Lodging	3.5%
Automotive	3.5%
Metals & Mining	3.6%
Media Entertainment	4.0%
Independent Energy	4.0%
Property & Casualty Insurance	4.9%
Midstream	6.3%
Cable Satellite	9.1%
Technology	12.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	4.0
Not ratedFootnote Reference^	4.6
CC	0.4
CCC	4.2
B	28.2
BB	57.0
BBB	1.7
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000069253
Shareholder Report [Line Items]
Fund Name	Loomis Sayles High Income Fund
Class Name	Class Y
Trading Symbol	NEHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles High Income Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$35	0.70%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 89,901,598
Holdings Count | Holding	349
Advisory Fees Paid, Amount	$ 92,233
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$89,901,598
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)349
  Portfolio Turnover Rate50%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$92,233

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	37.1%
Short-Term Investments	5.1%
Healthcare	3.3%
Retailers	3.4%
Lodging	3.5%
Automotive	3.5%
Metals & Mining	3.6%
Media Entertainment	4.0%
Independent Energy	4.0%
Property & Casualty Insurance	4.9%
Midstream	6.3%
Cable Satellite	9.1%
Technology	12.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	4.0
Not ratedFootnote Reference^	4.6
CC	0.4
CCC	4.2
B	28.2
BB	57.0
BBB	1.7
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000223747
Shareholder Report [Line Items]
Fund Name	Loomis Sayles International Growth Fund
Class Name	Class A
Trading Symbol	LIGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles International Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$57	1.21%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.21%
AssetsNet	$ 24,155,717
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$24,155,717
  # of Portfolio Holdings (including overnight repurchase agreements)35
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$0

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	13.9%
Short-Term Investments	3.7%
Machinery	3.0%
IT Services	4.6%
Hotels, Restaurants & Leisure	6.1%
Interactive Media & Services	6.2%
Financial Services	6.5%
Software	6.9%
Broadline Retail	7.9%
Automobiles	8.4%
Beverages	9.1%
Semiconductors & Semiconductor Equipment	10.9%
Pharmaceuticals	12.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.6%
Germany	3.3%
Japan	3.6%
Australia	3.6%
Denmark	4.2%
United Kingdom	4.2%
Canada	4.6%
France	5.1%
Netherlands	7.6%
Brazil	9.4%
China	15.5%
United States	32.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
ARM Holdings PLC, ADR	7.9%
Tesla, Inc.	7.2%
MercadoLibre, Inc.	6.1%
Adyen NV	4.6%
Shopify, Inc., Class A	4.6%
Tencent Holdings Ltd.	4.5%
Roche Holding AG	4.5%
Novo Nordisk AS, Class B	4.2%
Novartis AG	4.1%
Trip.com Group Ltd., ADR	3.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000223748
Shareholder Report [Line Items]
Fund Name	Loomis Sayles International Growth Fund
Class Name	Class C
Trading Symbol	LIGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles International Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$93	1.97%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.97%
AssetsNet	$ 24,155,717
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$24,155,717
  # of Portfolio Holdings (including overnight repurchase agreements)35
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$0

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	13.9%
Short-Term Investments	3.7%
Machinery	3.0%
IT Services	4.6%
Hotels, Restaurants & Leisure	6.1%
Interactive Media & Services	6.2%
Financial Services	6.5%
Software	6.9%
Broadline Retail	7.9%
Automobiles	8.4%
Beverages	9.1%
Semiconductors & Semiconductor Equipment	10.9%
Pharmaceuticals	12.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.6%
Germany	3.3%
Japan	3.6%
Australia	3.6%
Denmark	4.2%
United Kingdom	4.2%
Canada	4.6%
France	5.1%
Netherlands	7.6%
Brazil	9.4%
China	15.5%
United States	32.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
ARM Holdings PLC, ADR	7.9%
Tesla, Inc.	7.2%
MercadoLibre, Inc.	6.1%
Adyen NV	4.6%
Shopify, Inc., Class A	4.6%
Tencent Holdings Ltd.	4.5%
Roche Holding AG	4.5%
Novo Nordisk AS, Class B	4.2%
Novartis AG	4.1%
Trip.com Group Ltd., ADR	3.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000223749
Shareholder Report [Line Items]
Fund Name	Loomis Sayles International Growth Fund
Class Name	Class N
Trading Symbol	LIGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles International Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$43	0.91%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.91%
AssetsNet	$ 24,155,717
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$24,155,717
  # of Portfolio Holdings (including overnight repurchase agreements)35
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$0

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	13.9%
Short-Term Investments	3.7%
Machinery	3.0%
IT Services	4.6%
Hotels, Restaurants & Leisure	6.1%
Interactive Media & Services	6.2%
Financial Services	6.5%
Software	6.9%
Broadline Retail	7.9%
Automobiles	8.4%
Beverages	9.1%
Semiconductors & Semiconductor Equipment	10.9%
Pharmaceuticals	12.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.6%
Germany	3.3%
Japan	3.6%
Australia	3.6%
Denmark	4.2%
United Kingdom	4.2%
Canada	4.6%
France	5.1%
Netherlands	7.6%
Brazil	9.4%
China	15.5%
United States	32.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
ARM Holdings PLC, ADR	7.9%
Tesla, Inc.	7.2%
MercadoLibre, Inc.	6.1%
Adyen NV	4.6%
Shopify, Inc., Class A	4.6%
Tencent Holdings Ltd.	4.5%
Roche Holding AG	4.5%
Novo Nordisk AS, Class B	4.2%
Novartis AG	4.1%
Trip.com Group Ltd., ADR	3.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000223746
Shareholder Report [Line Items]
Fund Name	Loomis Sayles International Growth Fund
Class Name	Class Y
Trading Symbol	LIGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles International Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$46	0.96%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.96%
AssetsNet	$ 24,155,717
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$24,155,717
  # of Portfolio Holdings (including overnight repurchase agreements)35
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$0

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	13.9%
Short-Term Investments	3.7%
Machinery	3.0%
IT Services	4.6%
Hotels, Restaurants & Leisure	6.1%
Interactive Media & Services	6.2%
Financial Services	6.5%
Software	6.9%
Broadline Retail	7.9%
Automobiles	8.4%
Beverages	9.1%
Semiconductors & Semiconductor Equipment	10.9%
Pharmaceuticals	12.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.6%
Germany	3.3%
Japan	3.6%
Australia	3.6%
Denmark	4.2%
United Kingdom	4.2%
Canada	4.6%
France	5.1%
Netherlands	7.6%
Brazil	9.4%
China	15.5%
United States	32.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
ARM Holdings PLC, ADR	7.9%
Tesla, Inc.	7.2%
MercadoLibre, Inc.	6.1%
Adyen NV	4.6%
Shopify, Inc., Class A	4.6%
Tencent Holdings Ltd.	4.5%
Roche Holding AG	4.5%
Novo Nordisk AS, Class B	4.2%
Novartis AG	4.1%
Trip.com Group Ltd., ADR	3.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018234
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Investment Grade Bond Fund
Class Name	Class A
Trading Symbol	LIGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$36	0.73%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%
AssetsNet	$ 17,020,155,906
Holdings Count | Holding	1,086
Advisory Fees Paid, Amount	$ 28,680,919
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$17,020,155,906
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)1,086
  Portfolio Turnover Rate27%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$28,680,919

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.7%
Short-Term Investments	3.4%
Finance Companies	3.0%
Midstream	4.0%
ABS Car Loan	4.4%
Collateralized Loan Obligations	5.2%
Banking	7.2%
ABS Other	7.9%
Technology	9.6%
Treasuries	13.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	2.3
US Treasury	13.8
Not ratedFootnote Reference^	21.5
CC	0.1
CCC	0.2
B	1.7
BB	7.2
BBB	41.0
A	8.7
AA	2.0
AAA	3.1
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018236
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Investment Grade Bond Fund
Class Name	Class C
Trading Symbol	LGBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$74	1.48%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.48%
AssetsNet	$ 17,020,155,906
Holdings Count | Holding	1,086
Advisory Fees Paid, Amount	$ 28,680,919
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$17,020,155,906
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)1,086
  Portfolio Turnover Rate27%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$28,680,919

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.7%
Short-Term Investments	3.4%
Finance Companies	3.0%
Midstream	4.0%
ABS Car Loan	4.4%
Collateralized Loan Obligations	5.2%
Banking	7.2%
ABS Other	7.9%
Technology	9.6%
Treasuries	13.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	2.3
US Treasury	13.8
Not ratedFootnote Reference^	21.5
CC	0.1
CCC	0.2
B	1.7
BB	7.2
BBB	41.0
A	8.7
AA	2.0
AAA	3.1
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000125485
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Investment Grade Bond Fund
Class Name	Class N
Trading Symbol	LGBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$21	0.43%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
AssetsNet	$ 17,020,155,906
Holdings Count | Holding	1,086
Advisory Fees Paid, Amount	$ 28,680,919
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$17,020,155,906
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)1,086
  Portfolio Turnover Rate27%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$28,680,919

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.7%
Short-Term Investments	3.4%
Finance Companies	3.0%
Midstream	4.0%
ABS Car Loan	4.4%
Collateralized Loan Obligations	5.2%
Banking	7.2%
ABS Other	7.9%
Technology	9.6%
Treasuries	13.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	2.3
US Treasury	13.8
Not ratedFootnote Reference^	21.5
CC	0.1
CCC	0.2
B	1.7
BB	7.2
BBB	41.0
A	8.7
AA	2.0
AAA	3.1
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018238
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Investment Grade Bond Fund
Class Name	Class Y
Trading Symbol	LSIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$24	0.48%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
AssetsNet	$ 17,020,155,906
Holdings Count | Holding	1,086
Advisory Fees Paid, Amount	$ 28,680,919
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$17,020,155,906
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)1,086
  Portfolio Turnover Rate27%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$28,680,919

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.7%
Short-Term Investments	3.4%
Finance Companies	3.0%
Midstream	4.0%
ABS Car Loan	4.4%
Collateralized Loan Obligations	5.2%
Banking	7.2%
ABS Other	7.9%
Technology	9.6%
Treasuries	13.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	2.3
US Treasury	13.8
Not ratedFootnote Reference^	21.5
CC	0.1
CCC	0.2
B	1.7
BB	7.2
BBB	41.0
A	8.7
AA	2.0
AAA	3.1
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000082998
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Investment Grade Bond Fund
Class Name	Admin Class
Trading Symbol	LIGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Admin Class	$49	0.98%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
AssetsNet	$ 17,020,155,906
Holdings Count | Holding	1,086
Advisory Fees Paid, Amount	$ 28,680,919
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$17,020,155,906
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)1,086
  Portfolio Turnover Rate27%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$28,680,919

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.7%
Short-Term Investments	3.4%
Finance Companies	3.0%
Midstream	4.0%
ABS Car Loan	4.4%
Collateralized Loan Obligations	5.2%
Banking	7.2%
ABS Other	7.9%
Technology	9.6%
Treasuries	13.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	2.3
US Treasury	13.8
Not ratedFootnote Reference^	21.5
CC	0.1
CCC	0.2
B	1.7
BB	7.2
BBB	41.0
A	8.7
AA	2.0
AAA	3.1
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018251
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Strategic Income Fund
Class Name	Class A
Trading Symbol	NEFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$46	0.92%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
Material Change Date	Jun. 30, 2026
AssetsNet	$ 2,689,611,524
Holdings Count | Holding	625
Advisory Fees Paid, Amount	$ 6,694,609
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$2,689,611,524
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)625
  Portfolio Turnover Rate38%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$6,694,609

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	42.1%
Short-Term Investments	4.2%
Media Entertainment	3.3%
Banking	3.9%
ABS Other	4.2%
Equity-Linked Notes	6.0%
Sovereigns	6.0%
Cable Satellite	6.5%
Technology	8.1%
Treasuries	15.7%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, forward foreign currency contracts, and futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	3.4
US Treasury	9.0
Not ratedFootnote Reference^	23.4
CC	0.5
CCC	1.7
B	11.5
BB	17.1
BBB	27.0
A	6.1
AA	0.7
AAA	0.7
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.59% on the first $2 billion of assets, 0.54% on the next $3 billion in assets and 0.53% thereafter.

Material Fund Change Expenses [Text Block]

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.59% on the first $2 billion of assets, 0.54% on the next $3 billion in assets and 0.53% thereafter.

Summary of Change Legend [Text Block]

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000018253
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Strategic Income Fund
Class Name	Class C
Trading Symbol	NECZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$83	1.67%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.67%
Material Change Date	Jun. 30, 2026
AssetsNet	$ 2,689,611,524
Holdings Count | Holding	625
Advisory Fees Paid, Amount	$ 6,694,609
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$2,689,611,524
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)625
  Portfolio Turnover Rate38%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$6,694,609

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	42.1%
Short-Term Investments	4.2%
Media Entertainment	3.3%
Banking	3.9%
ABS Other	4.2%
Equity-Linked Notes	6.0%
Sovereigns	6.0%
Cable Satellite	6.5%
Technology	8.1%
Treasuries	15.7%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, forward foreign currency contracts, and futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	3.4
US Treasury	9.0
Not ratedFootnote Reference^	23.4
CC	0.5
CCC	1.7
B	11.5
BB	17.1
BBB	27.0
A	6.1
AA	0.7
AAA	0.7
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.59% on the first $2 billion of assets, 0.54% on the next $3 billion in assets and 0.53% thereafter.

Material Fund Change Expenses [Text Block]

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.59% on the first $2 billion of assets, 0.54% on the next $3 billion in assets and 0.53% thereafter.

Summary of Change Legend [Text Block]

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000125487
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Strategic Income Fund
Class Name	Class N
Trading Symbol	NEZNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$31	0.62%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Material Change Date	Jun. 30, 2026
AssetsNet	$ 2,689,611,524
Holdings Count | Holding	625
Advisory Fees Paid, Amount	$ 6,694,609
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$2,689,611,524
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)625
  Portfolio Turnover Rate38%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$6,694,609

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	42.1%
Short-Term Investments	4.2%
Media Entertainment	3.3%
Banking	3.9%
ABS Other	4.2%
Equity-Linked Notes	6.0%
Sovereigns	6.0%
Cable Satellite	6.5%
Technology	8.1%
Treasuries	15.7%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, forward foreign currency contracts, and futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	3.4
US Treasury	9.0
Not ratedFootnote Reference^	23.4
CC	0.5
CCC	1.7
B	11.5
BB	17.1
BBB	27.0
A	6.1
AA	0.7
AAA	0.7
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.59% on the first $2 billion of assets, 0.54% on the next $3 billion in assets and 0.53% thereafter.

Material Fund Change Expenses [Text Block]

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.59% on the first $2 billion of assets, 0.54% on the next $3 billion in assets and 0.53% thereafter.

Summary of Change Legend [Text Block]

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000018254
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Strategic Income Fund
Class Name	Class Y
Trading Symbol	NEZYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$33	0.67%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
Material Change Date	Jun. 30, 2026
AssetsNet	$ 2,689,611,524
Holdings Count | Holding	625
Advisory Fees Paid, Amount	$ 6,694,609
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$2,689,611,524
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)625
  Portfolio Turnover Rate38%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$6,694,609

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	42.1%
Short-Term Investments	4.2%
Media Entertainment	3.3%
Banking	3.9%
ABS Other	4.2%
Equity-Linked Notes	6.0%
Sovereigns	6.0%
Cable Satellite	6.5%
Technology	8.1%
Treasuries	15.7%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, forward foreign currency contracts, and futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	3.4
US Treasury	9.0
Not ratedFootnote Reference^	23.4
CC	0.5
CCC	1.7
B	11.5
BB	17.1
BBB	27.0
A	6.1
AA	0.7
AAA	0.7
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.59% on the first $2 billion of assets, 0.54% on the next $3 billion in assets and 0.53% thereafter.

Material Fund Change Expenses [Text Block]

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.59% on the first $2 billion of assets, 0.54% on the next $3 billion in assets and 0.53% thereafter.

Summary of Change Legend [Text Block]

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000082999
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Strategic Income Fund
Class Name	Admin Class
Trading Symbol	NEZAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Admin Class	$58	1.17%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.17%
Material Change Date	Jun. 30, 2026
AssetsNet	$ 2,689,611,524
Holdings Count | Holding	625
Advisory Fees Paid, Amount	$ 6,694,609
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$2,689,611,524
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)625
  Portfolio Turnover Rate38%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$6,694,609

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	42.1%
Short-Term Investments	4.2%
Media Entertainment	3.3%
Banking	3.9%
ABS Other	4.2%
Equity-Linked Notes	6.0%
Sovereigns	6.0%
Cable Satellite	6.5%
Technology	8.1%
Treasuries	15.7%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, forward foreign currency contracts, and futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	3.4
US Treasury	9.0
Not ratedFootnote Reference^	23.4
CC	0.5
CCC	1.7
B	11.5
BB	17.1
BBB	27.0
A	6.1
AA	0.7
AAA	0.7
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.59% on the first $2 billion of assets, 0.54% on the next $3 billion in assets and 0.53% thereafter.

Material Fund Change Expenses [Text Block]

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.59% on the first $2 billion of assets, 0.54% on the next $3 billion in assets and 0.53% thereafter.

Summary of Change Legend [Text Block]

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments